Business combinations - Total Consideration Transferred (Details) - USD ($) $ in Thousands	Mar. 29, 2018	Apr. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired
Excess purchase price (goodwill)			$ 23,991	$ 21,529	$ 19,622	$ 23,462
BTCL and HSBCBB
Business Acquisition [Line Items]
Total consideration transferred		$ 21,778
Assets acquired
Intangible assets		21,443
Other assets		3,345
Total assets acquired		24,788
Liabilities acquired		3,010
Excess purchase price (goodwill)		$ 0
Deutsche Bank’s Global Trust Solutions
Business Acquisition [Line Items]
Total consideration transferred	$ 24,680
Assets acquired
Cash due from banks	3,958
Intangible assets	16,932
Other assets	4,548
Total assets acquired	25,438
Liabilities acquired	4,626
Excess purchase price (goodwill)	$ 3,868
Acquired finite-lived intangible assets, useful life	15 years